Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Unrecognized tax benefits that if recognized would affect the effective tax rate	$ 0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	$ 0	$ 0
Taiwan | Undistributed Foreign Earnings
Income Tax Contingency [Line Items]
Tax loss carryforward period	10 years